Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 2,546	$ 2,240
Other comprehensive income, net of tax:
Unrealized gains on securities: Unrealized holding gains arising during period	1,004	532
Unrealized gains on securities: Less: Reclassification adjutment for gains included in net income	280	114
Total unrealized gains on securities	724	418
Unrealized gains on cash flow hedge derivatives: Unrealized holding gains arising during period	274	166
Total other comprehensive income	998	584
Total comprehensive income	$ 3,544	$ 2,824